Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Assets and Liabilities Measured at Fair Value on Recurring Basis

Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 were as follows (in thousands):

	Fair Value Measurements as of December 31, 2011:
Liabilities	Total	Level 1	Level 2	Level 3
Warrant liabilities	$1,788	$—	$—	$1,788
Interest rate swap	318	—	318	—

Total	$2,106	$—	$318	$1,788